Investments - Loans by U.S. Region (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	$ 8,933.2	[1]	$ 8,666.2	[1]	$ 8,695.5	[1]
Loans by region percentage of total loans	100.00%	[1]	100.00%	[1]	100.00%
Pacific
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	2,090.1	[1]	1,973.9	[1]	2,140.2
Loans by region percentage of total loans	23.30%	[1]	22.80%	[1]	24.60%
South Atlantic
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	1,706.6	[1]	1,687.6	[1]	1,555.4
Loans by region percentage of total loans	19.10%	[1]	19.40%	[1]	17.90%
West South Central
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	1,246.3	[1]	1,176.3	[1]	1,100.3
Loans by region percentage of total loans	14.00%	[1]	13.60%	[1]	12.70%
Middle Atlantic
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	1,142.9	[1]	1,059.5	[1]	1,124.0
Loans by region percentage of total loans	12.80%	[1]	12.20%	[1]	12.90%
East North Central
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	1,006.7	[1]	962.8	[1]	1,010.4
Loans by region percentage of total loans	11.30%	[1]	11.10%	[1]	11.60%
Mountain
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	711.1	[1]	718.2	[1]	776.9
Loans by region percentage of total loans	8.00%	[1]	8.30%	[1]	8.90%
West North Central
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	502.7	[1]	537.5	[1]	415.4
Loans by region percentage of total loans	5.60%	[1]	6.20%	[1]	4.80%
New England
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	322.1	[1]	334.6	[1]	320.0
Loans by region percentage of total loans	3.60%	[1]	3.90%	[1]	3.70%
East South Central
Open Option Contracts Written [Line Items]
Total Commercial mortgage loans	$ 204.7	[1]	$ 215.8	[1]	$ 252.9
Loans by region percentage of total loans	2.30%	[1]	2.50%	[1]	2.90%

[1]	Balances do not include allowance for mortgage loan credit losses.